Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2011
Zacks Market Neutral Fund (Prospectus Summary) | Zacks Market Neutral Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZMNAX
Zacks Market Neutral Fund (Prospectus Summary) | Zacks Market Neutral Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZMNCX
Zacks All-Cap Core Fund (Prospectus Summary) | Zacks All-Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CZOAX
Zacks All-Cap Core Fund (Prospectus Summary) | Zacks All-Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CZOCX

Zacks Market Neutral Fund (Prospectus Summary) | Zacks Market Neutral Fund
ZACKS MARKET NEUTRAL FUND
Investment Objective
The Zacks Market Neutral Fund's investment objective is to generate positive returns in both rising and falling equity markets.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Zacks Market Neutral Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A
Shares" on page 20 of the Fund's prospectus.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Zacks Market Neutral Fund (USD $)	A Shares	C Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire fee or overnight check delivery fee	15	15
Retirement account fees (annual maintenance and r redemption requests)	15	15
[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Zacks Market Neutral Fund		A Shares	C Shares
Management fees		1.10%	1.10%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (including dividend expenses on short sales of 2.34%)		3.03%	3.03%
Acquired fund fees and expenses		none	none
Total annual fund operating expenses	[1]	4.38%	5.13%
Expense waiver and reimbursements	[2]	(0.39%)	(0.39%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	3.99%	4.74%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.65% and 2.40% of average daily net assets for Class A Shares and Class C Shares, respectively. This agreement will remain in effect until March 31, 2012 but may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or reimbursements to the Fund for three years from the date fees were waived or Fund expenses were paid if such repayment can be achieved within the Fund's expense limit in effect at the time such expense was incurred and if certain other conditions are satisfied.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Zacks Market Neutral Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A Shares	953	1,792	2,642	4,812
C Shares	575	1,502	2,527	5,077

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption Zacks Market Neutral Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A Shares	953	1,792	2,642	4,812
C Shares	475	1,502	2,527	5,077

The example does not reflect sales load on reinvested dividends and capital gains. If these sales loads were included, your costs would be higher.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies
The goal of market neutral investing is to generate returns that are independent of the direction of the stock market. The Fund seeks a total return greater than the return on three-month U.S. Treasury Bills. The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The Fund has a long position in a security when it owns the security and has "sold short" a position when it sells a security it does not own. When the Fund has "sold short," it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender. The
Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund's net assets giving effect to such sale. The Fund will maintain long positions in stocks that Zacks Investment
Management, Inc. (the "Advisor") believes will outperform the market and short positions in stocks that the Advisor believes will underperform the market. The
Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. Under normal circumstances, the Fund seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

The Fund pursues its investment objective by applying a hybrid research process, which uses both quantitative and qualitative criteria. One proprietary model the
Advisor uses to quantitatively assess the attractiveness of a large universe of stocks is based primarily on an analysis of changing patterns of earnings estimates for a company (the "Zacks Rank"). Under normal circumstances, the
Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Investment Risks
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The risk that the value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Short Sales Risk. In order to establish a short position in a security, the Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund's advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the
Fund, but there can be no guarantee that these will produce the desired results.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the
Fund from realizing the full value of its investments.

Performance
The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Annual Total Return For Class A Shares For each calendar year at NAV

Highest Calendar Qtr Return at NAV
 (non-annualized):                      0.26 %  Quarter Ended  12/31/09
Lowest Calendar Qtr Return at NAV
 (non-annualized):                     (4.65)% Quarter Ended  6/30/09

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Zacks Market Neutral Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A Shares	Class A Return Before Taxes	(7.33%)	(8.46%)	Jul 24, 2008
C Shares	Class C Return Before Taxes	(3.46%)	(6.89%)	Jul 24, 2008
After Taxes on Distributions A Shares	Class A Return After Taxes on Distributions	(7.33%)	(8.53%)	Jul 24, 2008
After Taxes on Distributions and Sales A Shares	Class A Return After Taxes on Distributions and Sale of Fund Shares	(4.76%)	(7.16%)	Jul 24, 2008
Citigroup 3-Month T-Bill Index	Citigroup 3-Month T-Bill Index (Reflects No Deductions for Fees, Expenses or Taxes)	0.13%	0.34%	Jul 24, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Zacks Market Neutral Fund (Prospectus Summary) | Zacks Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ZACKS MARKET NEUTRAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Zacks Market Neutral Fund's investment objective is to generate positive returns in both rising and falling equity markets.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Zacks Market Neutral Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A
Shares" on page 20 of the Fund's prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
You would pay the following expenses if you did not redeem your shares:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
The example does not reflect sales load on reinvested dividends and capital gains. If these sales loads were included, your costs would be higher.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The goal of market neutral investing is to generate returns that are independent of the direction of the stock market. The Fund seeks a total return greater than the return on three-month U.S. Treasury Bills. The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The Fund has a long position in a security when it owns the security and has "sold short" a position when it sells a security it does not own. When the Fund has "sold short," it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender. The
Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund's net assets giving effect to such sale. The Fund will maintain long positions in stocks that Zacks Investment
Management, Inc. (the "Advisor") believes will outperform the market and short positions in stocks that the Advisor believes will underperform the market. The
Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. Under normal circumstances, the Fund seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

The Fund pursues its investment objective by applying a hybrid research process, which uses both quantitative and qualitative criteria. One proprietary model the
Advisor uses to quantitatively assess the attractiveness of a large universe of stocks is based primarily on an analysis of changing patterns of earnings estimates for a company (the "Zacks Rank"). Under normal circumstances, the
Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The risk that the value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Short Sales Risk. In order to establish a short position in a security, the Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund's advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the
Fund, but there can be no guarantee that these will produce the desired results.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the
Fund from realizing the full value of its investments.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return For Class A Shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Qtr Return at NAV
 (non-annualized):                      0.26 %  Quarter Ended  12/31/09
Lowest Calendar Qtr Return at NAV
 (non-annualized):                     (4.65)% Quarter Ended  6/30/09

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects No Deductions for Fees, Expenses or Taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Zacks Market Neutral Fund (Prospectus Summary) | Zacks Market Neutral Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This agreement will remain in effect until March 31, 2012
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.65%)
Zacks Market Neutral Fund (Prospectus Summary) | Zacks Market Neutral Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This agreement will remain in effect until March 31, 2012
Zacks Market Neutral Fund | Citigroup 3-Month T-Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month T-Bill Index (Reflects No Deductions for Fees, Expenses or Taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008
Zacks Market Neutral Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	15
Retirement account fees (annual maintenance and r redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (including dividend expenses on short sales of 2.34%)	rr_OtherExpensesOverAssets	3.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	4.38%	[1]
Expense waiver and reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	3.99%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	953
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,792
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,642
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,812
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	953
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,792
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,642
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,812
Annual Return 2009	rr_AnnualReturn2009	(10.65%)
Annual Return 2010	rr_AnnualReturn2010	(1.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.46%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008
Zacks Market Neutral Fund | A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.53%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008
Zacks Market Neutral Fund | A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008
Zacks Market Neutral Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	15
Retirement account fees (annual maintenance and r redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (including dividend expenses on short sales of 2.34%)	rr_OtherExpensesOverAssets	3.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	5.13%	[1]
Expense waiver and reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	4.74%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	575
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,502
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,527
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,077
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	475
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,527
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,077
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.89%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008

[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.65% and 2.40% of average daily net assets for Class A Shares and Class C Shares, respectively. This agreement will remain in effect until March 31, 2012 but may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or reimbursements to the Fund for three years from the date fees were waived or Fund expenses were paid if such repayment can be achieved within the Fund's expense limit in effect at the time such expense was incurred and if certain other conditions are satisfied.
[3]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

Zacks All-Cap Core Fund (Prospectus Summary) | Zacks All-Cap Core Fund
ZACKS ALL-CAP CORE FUND
Investment Objectives
The Zacks All-Cap Core Fund's primary investment objective is capital appreciation.

The Fund's secondary objective is to provide shareholders with income through dividends.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 20 of the Fund's prospectus.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Zacks All-Cap Core Fund (USD $)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire fee or overnight check delivery fee	15	15
Retirement account fees (annual maintenance and redemption requests)	15	15
[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18. Investments in Class C Shares of the Fund made prior to April 1, 2006 are not subject to the 0.50% CDSC for redemptions made between 13-18 months after purchase

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Zacks All-Cap Core Fund		Class A	Class C
Management fees		0.90%	0.90%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses		1.09%	1.09%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses	[1]	2.25%	3.00%
Expense waiver and reimbursements	[2]	(0.59%)	(0.59%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.66%	2.41%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as itigation) to 1.65% and 2.40% of average daily net assets for Class A Shares and Class C Shares, respectively. This agreement will remain in effect until March 31, 2012 but may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or reimbursements to the Fund for three years from the date fees were waived or Fund expenses were paid if such repayment can be achieved within the Fund's expense limit in effect at the time such expense was incurred and if certain other conditions are satisfied.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Zacks All-Cap Core Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	734	1,184	1,660	2,968
Class C	347	872	1,525	3,276

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Zacks All-Cap Core Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	734	1,184	1,660	2,968
Class C	244	872	1,525	3,276

The example does not reflect sales loads on reinvested dividends and capital gains. If these sales loads were included, your costs would be higher.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its investment objectives by applying a hybrid research process, which uses both quantitative and qualitative criteria. Zack Investment
Management, Inc. (the "Advisor") uses the Zacks Rank, a proprietary model, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. From a smaller universe of stocks that are highly ranked by the quantitative model
(approximately 300 securities), the portfolio managers select stocks with strong earnings potential using traditional "bottom-up" valuation metrics. Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The
Fund seeks to diversify its assets by investing in securities from a pool of more than a dozen industry sectors and over two hundred (200) industry groups.
The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information.

Under normal circumstances, the Fund invests primarily in equity securities of
U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Investment Risks
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The risk that the value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the
Fund from realizing the full value of its investments.

Performance
The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund with the performance of a broad-based market index. The
Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return For Class A Shares For each calendar year at NAV

Highest Calendar Qtr Return at NAV
 (non-annualized):                      12.90 %  Quarter Ended  9/30/09
Lowest Calendar Qtr Return at NAV
 (non-annualized):                     (19.20)% Quarter Ended  12/31/08

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Zacks All-Cap Core Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	8.43%	0.92%	0.59%	Dec 5, 2005
Class C	Class C Return Before Taxes	13.15%	1.36%	1.00%	Dec 5, 2005
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	8.43%	0.65%	0.32%	Dec 5, 2005
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	5.48%	0.75%	0.47%	Dec 5, 2005
Russell 3000 Index	Russell 3000 Index (Reflects No Deductions for Fees, Expenses or Taxes)	16.93%	2.74%	2.50%	Dec 5, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 1, 2011
Zacks All-Cap Core Fund (Prospectus Summary) | Zacks All-Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ZACKS ALL-CAP CORE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Zacks All-Cap Core Fund's primary investment objective is capital appreciation.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
The Fund's secondary objective is to provide shareholders with income through dividends.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 20 of the Fund's prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
The example does not reflect sales loads on reinvested dividends and capital gains. If these sales loads were included, your costs would be higher.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objectives by applying a hybrid research process, which uses both quantitative and qualitative criteria. Zack Investment
Management, Inc. (the "Advisor") uses the Zacks Rank, a proprietary model, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. From a smaller universe of stocks that are highly ranked by the quantitative model
(approximately 300 securities), the portfolio managers select stocks with strong earnings potential using traditional "bottom-up" valuation metrics. Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The
Fund seeks to diversify its assets by investing in securities from a pool of more than a dozen industry sectors and over two hundred (200) industry groups.
The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information.

Under normal circumstances, the Fund invests primarily in equity securities of
U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The risk that the value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the
Fund from realizing the full value of its investments.

Risk, Lose Money	rr_RiskLoseMoney	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund with the performance of a broad-based market index. The
Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund with the performance of a broad-based market index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
Annual Total Return For Class A Shares For each calendar year at NAV

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Qtr Return at NAV
 (non-annualized):                      12.90 %  Quarter Ended  9/30/09
Lowest Calendar Qtr Return at NAV
 (non-annualized):                     (19.20)% Quarter Ended  12/31/08

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Zacks All-Cap Core Fund (Prospectus Summary) | Zacks All-Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Qtr Return at NAV (non-annualized):
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Qtr Return at NAV (non-annualized):
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
Zacks All-Cap Core Fund (Prospectus Summary) | Zacks All-Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Zacks All-Cap Core Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (Reflects No Deductions for Fees, Expenses or Taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Zacks All-Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	15
Retirement account fees (annual maintenance and redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%	[1]
Expense waiver and reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.66%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	734
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,184
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,968
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	734
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,184
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,968
Annual Return 2006	rr_AnnualReturn2006	13.55%
Annual Return 2007	rr_AnnualReturn2007	11.96%
Annual Return 2008	rr_AnnualReturn2008	(34.27%)
Annual Return 2009	rr_AnnualReturn2009	15.54%
Annual Return 2010	rr_AnnualReturn2010	15.04%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Zacks All-Cap Core Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Zacks All-Cap Core Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Zacks All-Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	15
Retirement account fees (annual maintenance and redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.00%	[1]
Expense waiver and reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.41%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	347
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	872
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,276
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	872
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,276
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as itigation) to 1.65% and 2.40% of average daily net assets for Class A Shares and Class C Shares, respectively. This agreement will remain in effect until March 31, 2012 but may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or reimbursements to the Fund for three years from the date fees were waived or Fund expenses were paid if such repayment can be achieved within the Fund's expense limit in effect at the time such expense was incurred and if certain other conditions are satisfied.
[3]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18. Investments in Class C Shares of the Fund made prior to April 1, 2006 are not subject to the 0.50% CDSC for redemptions made between 13-18 months after purchase